Revenue - Summary of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Gold credit sales	$ 529,698	$ 561,920
Silver credit sales	400,372	489,936
Concentrate sales	70,631	83,493
Revenue from sale of silver	471,003	573,429
Palladium credit sales	32,160	45,834
Revenue From Cobalt Sales	32,192	20,482
Total sales revenue	$ 1,065,053	$ 1,201,665	[1]
Gold
Gold credit sales	50.00%	47.00%
Silver
Silver credit sales	38.00%	41.00%
Concentrate sales	6.00%	7.00%
Revenue from sale	44.00%	48.00%
Palladium
Palladium credit sales	3.00%	4.00%
Cobalt sales	3.00%	1.00%
Total sales revenue	100.00%	100.00%

[1]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.